Cobalt Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of the inventory on hand	A summary of the inventory on hand at June 30, 2023 and December 31, 2022 is as follows:

(in thousands)	June 30 2023	December 31 2022

Cobalt Inventory, carried at:

Cost	$4,202	$-

Net realizable value	753	10,530

Total cobalt inventory	$4,955	$10,530